Revenue from Contracts with Customers - Summary of Contract Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of contract assets liabilities [abstract]
Trade receivables (Note 15)	¥ 524,557	$ 82,971	¥ 289,048
Capitalized contract cost	147,499	23,330	127,704	$ 20,199	¥ 136,457
Contract liabilities (Note 24)	¥ 642,432	$ 101,615	¥ 935,462